Basis of preparation and summary of significant accounting policies	12 Months Ended
Oct. 31, 2018
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Basis of preparation and summary of significant accounting policies
Note 1	Basis of preparation and summary of significant accounting policies

Basis of preparation

The consolidated financial statements of CIBC have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements also comply with Section 308(4) of the Bank Act (Canada) and the requirements of the Office of the Superintendent of Financial Institutions (OSFI).

CIBC has consistently applied the same accounting policies throughout all periods presented, except for the adoption of IFRS 9 “Financial Instruments” effective November 1, 2017 without restatement of comparative periods as discussed below under the section titled “Accounting for Financial Instruments”.

These consolidated financial statements are presented in millions of Canadian dollars, unless otherwise indicated.

These consolidated financial statements were authorized for issue by the Board of Directors (the Board) on November 28, 2018.

Summary of significant accounting policies

The following paragraphs describe our significant accounting policies.

Use of estimates and assumptions

The preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the recognized and measured amounts of assets, liabilities, net income, comprehensive income and related disclosures. Significant estimates and assumptions are made in the areas of the valuation of financial instruments, impairment of AFS securities, allowance for credit losses, the evaluation of whether to consolidate structured entities (SEs), asset impairment, income taxes, provisions and contingent liabilities and post-employment and other long-term benefit plan assumptions. Actual results could differ from these estimates and assumptions.

Basis of consolidation

We consolidate entities over which we have control. We have control over another entity when we have: (i) power to direct relevant activities of the entity; (ii) exposure, or rights, to variable returns from our involvement with the entity; and (iii) the ability to affect those returns through our power over the entity.

Subsidiaries

Subsidiaries are entities over which CIBC has control. Generally, CIBC has control of its subsidiaries through a shareholding of more than 50% of the voting rights in its subsidiaries, and has significant exposure to the subsidiaries based on its ownership interests of more than 50%. The effects of potential voting rights that CIBC has the practical ability to exercise are considered when assessing whether control exists. Subsidiaries are consolidated from the date control is obtained by CIBC, and are deconsolidated from the date control is lost. Consistent accounting policies are applied for all consolidated subsidiaries. Details of our significant subsidiaries are provided in Note 26.

Structured entities

An SE is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity, such as when any voting rights relate to administrative tasks only and the significant relevant activities are directed by contractual arrangements. SEs often have some or all of the following features or attributes: (i) restricted activities; (ii) a narrow and well-defined objective, such as to securitize our own financial assets or third-party financial assets to provide sources of funding or to provide investment opportunities for investors by passing on risks and rewards associated with the assets of the SE to investors; (iii) insufficient equity to permit the SE to finance its activities without subordinated financial support; or (iv) financing in the form of multiple contractually linked instruments to investors that create concentrations of credit or other risks. Examples of SEs include securitization vehicles, asset-backed financings, and investment funds.

When voting rights are not relevant in deciding whether CIBC has power over an entity, particularly for complex SEs, the assessment of control considers all facts and circumstances, including the purpose and design of the investee, its relationship with other parties and each party’s ability to make decisions over significant activities, and whether CIBC is acting as a principal or as an agent.

Consolidation conclusions are reassessed whenever there is a change in the specific facts and circumstances relevant to one or more of the three elements of control. Factors that trigger the reassessment include, but are not limited to, significant changes in ownership structure of the entities, changes in contractual or governance arrangements, provision of a liquidity facility beyond the original terms, transactions with the entities that were not contemplated originally and changes in the financing structure of the entities.

Transactions eliminated on consolidation

All intercompany transactions, balances and unrealized gains and losses on transactions are eliminated on consolidation.

Non-controlling interests

Non-controlling interests are presented on the consolidated balance sheet as a separate component of equity that is distinct from CIBC’s shareholders’ equity. The net income attributable to non-controlling interests is presented separately in the consolidated statement of income.

Associates and joint ventures

We classify investments in entities over which we have significant influence, and that are neither subsidiaries nor joint ventures, as associates. Significant influence is presumed to exist where we hold, either directly or indirectly, between 20% and 50% of the voting rights of an entity, or, in the case of a limited partnership, where CIBC is a co-general partner. Significant influence also may exist where we hold less than 20% of the voting rights of an entity, for example if we have influence over the policy-making processes through representation on the entity’s Board of Directors, or by other means. Where we are a party to a contractual arrangement whereby together with one or more parties, we undertake an economic activity that is subject to joint control, we classify our interest in the venture as a joint venture.

Investments in associates and interests in joint ventures are accounted for using the equity method. Under the equity method, such investments are initially measured at cost, including attributable goodwill and intangible assets, and are adjusted thereafter for the post-acquisition change in our share of the net assets of the investment.

In applying the equity method for an investment that has a different reporting period from that of CIBC, adjustments are made for the effects of any significant events or transactions that occur between the reporting date of the investment and CIBC’s reporting date.

Foreign currency translation

Monetary assets and liabilities and non-monetary assets and liabilities measured at fair value that are denominated in foreign currencies are translated into the functional currencies of operations at prevailing exchange rates at the date of the consolidated balance sheet. Revenue and expenses are translated using average monthly exchange rates. Realized and unrealized gains and losses arising from translation into functional currencies are included in the consolidated statement of income, with the exception of unrealized foreign exchange gains and losses on AFS equity securities, which are included in AOCI.

Assets and liabilities of foreign operations with a functional currency other than the Canadian dollar, including goodwill and fair value adjustments arising on acquisition, are translated into Canadian dollars at the exchange rates prevailing as at the consolidated balance sheet date, while revenue and expenses of these foreign operations are translated into Canadian dollars at the average monthly exchange rates. Exchange gains and losses arising from the translation of these foreign operations and from the results of hedging the net investment in these foreign operations, net of applicable taxes, are included in Net foreign currency translation adjustments, in AOCI.

Any accumulated exchange gains and losses, including the impact of hedging, and any applicable taxes in AOCI are reclassified into the consolidated statement of income when there is a disposal of a foreign operation. On partial disposal of a foreign operation, the proportionate share of the accumulated exchange gains and losses, including the impact of hedging, and any applicable taxes previously recognized in AOCI are reclassified into the consolidated statement of income.

Accounting for Financial Instruments

CIBC adopted IFRS 9 “Financial Instruments” (IFRS 9) in place of IAS 39 “Financial Instruments: Recognition and Measurement” (IAS 39) as of November 1, 2017 to comply with OSFI’s advisory that requires that domestic systemically important banks (D-SIBs) adopt IFRS 9 for their annual periods beginning on November 1, 2017, one year earlier than required by the IASB. We applied IFRS 9 on a retrospective basis. As permitted, we did not restate our prior period comparative consolidated financial statements, which are reported under IAS 39 and are therefore not comparable to the information presented for 2018.

The adoption of IFRS 9 in the first quarter of 2018 resulted in changes in accounting policy in two principal areas, classification and measurement and impairment as described in more detail below. We had previously early adopted the “own credit” provisions of IFRS 9 as of November 1, 2014 and we have elected, as a policy choice permitted under IFRS 9, to continue to apply the hedge accounting requirements of IAS 39.

Classification and measurement of financial instruments under IAS 39

CIBC recognizes financial instruments on its consolidated balance sheet when it becomes a party to the contractual provisions of the instrument.

Under IAS 39, all financial assets were classified at initial recognition as trading, AFS, fair value option (FVO), held-to-maturity (HTM), or loans and receivables, based on the purpose for which the instrument was acquired and its characteristics. All financial assets and derivatives were required to be measured at fair value with the exception of loans and receivables, debt securities classified as HTM, and AFS equity instruments whose fair value could not be reliably measured. Reclassification of non-derivative financial assets out of trading to loans and receivables was allowed when they were no longer held for trading, and if they met the definition of loans and receivables and we had the intention and ability to hold the financial assets for the foreseeable future or until maturity. Reclassification of non-derivative financial assets out of trading to AFS was also allowed under rare circumstances. Non-derivative financial assets could be reclassified out of AFS to loans and receivables if they met the definition of loans and receivables and we had the intention and ability to hold the financial assets for the foreseeable future or until maturity, or reclassified out of AFS to HTM if we had the intention to hold the financial assets until maturity.

Financial liabilities, other than derivatives, obligations related to securities sold short and FVO liabilities, were measured at amortized cost. Derivatives, obligations related to securities sold short and FVO liabilities were measured at fair value. Interest expense was recognized on an accrual basis using the effective interest rate method.

Loans and receivables

Under IAS 39, loans and receivables were defined as non-derivative financial assets with fixed or determinable payments that did not have a quoted market price in an active market and for which we did not intend to sell immediately or in the near term at the time of inception. Loans and receivables were recognized initially at fair value, which represents the cash advanced to the borrower plus direct and incremental transaction costs. Subsequently, they were measured at amortized cost, using the effective interest rate method, net of an allowance for credit losses. Interest income was recognized on an accrual basis using the effective interest rate method. Certain loans and receivables could be designated at fair value (see below).

Trading financial instruments

Under IAS 39, trading financial instruments were defined as assets and liabilities that were held for trading activities or that were part of a managed portfolio with a pattern of short-term profit taking. These were measured initially at fair value. Loans and receivables that we intended to sell immediately or in the near term were classified as trading financial instruments.

Trading financial instruments were remeasured at fair value as at the consolidated balance sheet date. Gains and losses realized on disposition and unrealized gains and losses from changes in fair value were included in Non-interest income as Trading income (loss), except to the extent they were economically hedging an FVO asset or liability, in which case the gains and losses were included in FVO gains (losses), net. Dividends and interest income earned on trading securities and dividends and interest expense incurred on securities sold short were included in Interest income and Interest expense, respectively.

AFS financial assets

Under IAS 39, AFS financial assets were defined as non-derivative financial assets that were not classified as trading, FVO or loans and receivables, and were measured initially at fair value, plus direct and incremental transaction costs. Only equity instruments whose fair value could not be reliably measured were measured at cost. We determined that all of our equity securities had reliable fair values. As a result, all AFS financial assets were remeasured at FVOCI subsequent to initial recognition, except that foreign exchange gains or losses on AFS debt instruments were recognized in the consolidated statement of income. Unrealized foreign exchange gains or losses on AFS equity securities, along with all other fair value changes, were recognized in OCI until the investment is sold or impaired, whereupon the cumulative gains and losses previously recognized in OCI were transferred from AOCI to the consolidated statement of income. Realized gains and losses on sale, determined on an average cost basis, and write-downs to reflect impairment, were included in AFS securities gains (losses), net. Dividends and interest income from AFS financial assets were included in Interest income.

Designated at fair value financial instruments

Under IAS 39, FVO financial instruments were defined as those that we designated on initial recognition as instruments that we would measure at fair value through the consolidated statement of income. This designation, once made, was irrevocable. In addition to the requirement that reliable fair values were available, there were restrictions imposed by IFRS and by OSFI on the use of this designation. The criteria for applying the FVO at inception was met when: (i) the application of the FVO eliminated or significantly reduced the measurement inconsistency that otherwise would arise from measuring assets or liabilities on a different basis; or (ii) the financial instruments were part of a portfolio which was managed on a fair value basis, in accordance with our investment strategy, and were reported internally on that basis. FVO could also be applied to financial instruments that had one or more embedded derivatives that would otherwise require bifurcation as they significantly modified the cash flows of the contract.

Gains and losses realized on dispositions and unrealized gains and losses from changes in fair value of FVO financial instruments, and gains and losses arising from changes in fair value of derivatives, trading securities and obligations related to securities sold short that were managed as economic hedges of the FVO financial instruments, were included in FVO gains (losses), net. Dividends and interest earned and interest expense incurred on FVO assets and liabilities were included in Interest income and Interest expense, respectively. Changes in the fair value of FVO liabilities that were attributable to changes in own credit risk are recognized in OCI.

Classification and measurement of financial instruments under IFRS 9

Under IFRS 9, all financial assets must be classified at initial recognition as financial instruments mandatorily measured at FVTPL (trading and non-trading), financial instruments measured at amortized cost, debt financial instruments measured at FVOCI, equity financial instruments designated at FVOCI, or financial instruments designated at FVTPL, based on the contractual cash flow characteristics of the financial assets and the business model under which the financial assets are managed. All financial assets and derivatives are required to be measured at fair value with the exception of financial assets measured at amortized cost. Financial assets are required to be reclassified when and only when the business model under which they are managed has changed. All reclassifications are to be applied prospectively from the reclassification date.

The IFRS 9 classification and measurement model requires that all debt instrument financial assets that do not meet a “solely payment of principal and interest” (SPPI) test, including those that contain embedded derivatives, be classified at initial recognition as FVTPL. The SPPI test is conducted to identify whether the contractual cash flows of a financial instrument are “solely payments of principal and interest” such that any variability in the contractual cash flows is consistent with a “basic lending arrangement”. “Principal” for the purpose of this test is defined as the fair value of the financial asset at initial recognition and may change over the life of the financial asset, for example, due to repayments of principal or amortization of the premium/discount. “Interest” for the purpose of this test is defined as the consideration for the time value of money and credit risk, which are the most significant elements of interest within a lending arrangement. Contractual terms that introduce a more than de minimis exposure to risks or volatility in the contractual cash flows that are unrelated to a basic lending arrangement do not give rise to contractual cash flows that are solely payments of principal and interest on the amount outstanding. The intent of the SPPI test is to ensure that debt instruments that contain non-basic lending features, such as conversion options and equity-linked payouts, are measured at FVTPL.

For debt instrument financial assets that meet the SPPI test, classification at initial recognition is determined based on the business model under which these instruments are managed. Debt instruments that are managed on a “held for trading” or “fair value” basis are classified as FVTPL. Debt instruments that are managed on a “hold to collect and for sale” basis are classified as FVOCI for debt. Debt instruments that are managed on a “hold to collect” basis are classified as amortized cost. We consider the following in our determination of the applicable business model for financial assets:

I)	The business purpose of the portfolio;
II)	The risks that are being managed and the type of business activities that are being carried out on a day-to-day basis to manage the risks;
III)	The basis on which performance of the portfolio is being evaluated; and
IV)	The frequency and significance of sales activity.

All equity instrument financial assets are classified at initial recognition as FVTPL unless they are not held with the intent for short-term profit taking and an irrevocable designation is made to classify the instrument as FVOCI for equities.

The classification and measurement of financial liabilities remain essentially unchanged from the IAS 39 requirements, except that changes in the fair value of liabilities designated at FVTPL using the FVO which are attributable to changes in own credit risk are presented in OCI, rather than profit or loss. We early adopted the “own credit” provisions of IFRS 9 as of November 1, 2014.

Derivatives continue to be measured at FVTPL under IFRS 9, except to the extent that they are designated in a hedging relationship, in which case the IAS 39 hedge accounting requirements continue to apply.

Financial instruments mandatorily measured at FVTPL (trading and non-trading)

Under IFRS 9, trading financial instruments are mandatorily measured at FVTPL as they are held for trading purposes or are part of a managed portfolio with a pattern of short-term profit taking. Non-trading financial assets are also mandatorily measured at fair value if their contractual cash flow characteristics do not meet the SPPI test or if they are managed together with other financial instruments on a fair value basis.

Trading and non-trading financial instruments mandatorily measured at FVTPL are remeasured at fair value as at the consolidated balance sheet date. Gains and losses realized on disposition and unrealized gains and losses from changes in fair value are included in Non-interest income as Gains (losses) from financial instruments measured/designated at FVTPL, net. Interest income and dividends earned on trading and non-trading securities and dividends and interest expense incurred on securities sold short are included in Interest income and Interest expense, respectively.

Financial instruments designated at FVTPL (fair value option)

Under IFRS 9, financial instruments designated at FVTPL are those that we voluntarily designate at initial recognition as instruments that we will measure at fair value through the consolidated statement of income that would otherwise fall into a different accounting category. As was the case under IAS 39, the FVO designation, once made, is irrevocable and can only be applied if reliable fair values are available, when doing so eliminates or significantly reduces the measurement inconsistency that would otherwise arise from measuring assets or liabilities on a different basis and if certain OSFI requirements are met. Financial liabilities may also be designated at FVTPL when they are part of a portfolio which is managed on a fair value basis, in accordance with our investment strategy, and are reported internally on that basis. Designation at FVTPL may also be applied to financial liabilities that have one or more embedded derivatives that would otherwise require bifurcation. Unlike IAS 39, however, there is no need to apply FVO to equity instruments as the default accounting is financial instruments mandatorily measured at FVTPL. As was the case under IAS 39, we apply the FVO to certain mortgage commitments.

Gains and losses realized on dispositions and unrealized gains and losses from changes in the fair value of FVO financial instruments are treated in the same manner as financial instruments which are mandatorily measured at FVTPL, except that changes in the fair value of FVO liabilities that are attributable to changes in own credit risk are recognized in OCI. Dividends and interest earned and interest expense incurred on FVO assets and liabilities are included in Interest income and Interest expense, respectively.

Financial assets measured at amortized cost

Under IFRS 9, financial assets measured at amortized cost are debt financial instruments with contractual cash flows that meet the SPPI test and are managed on a “hold to collect” basis. These financial assets are recognized initially at fair value plus or minus direct and incremental transaction costs, and are subsequently measured at amortized cost, using the effective interest rate method, net of an allowance for expected credit losses (ECL).

Consistent with IAS 39, loans measured at amortized cost under IFRS 9 include residential mortgages, personal loans, credit cards and most business and government loans. Most securities classified as HTM under IAS 39 and certain portfolios of treasury securities that were classified as AFS under IAS 39 (but which are managed on a “hold to collect” basis) are also classified as amortized cost under IFRS 9. Also consistent with IAS 39, most deposits with banks, securities purchased under resale agreements, cash collateral on securities borrowed and most customers’ liability under acceptances are accounted for at amortized cost under IFRS 9.

Debt financial assets measured at FVOCI

Under IFRS 9, debt financial instruments measured at FVOCI are non-derivative financial assets with contractual cash flows that meet the SPPI test and are managed on a “hold to collect and for sale” basis.

Subsequent measurement of debt instruments classified at FVOCI under IFRS 9 operates in a similar manner to AFS debt securities under IAS 39, except that the expected credit losses (ECL) impairment model must be applied to these instruments under IFRS 9. As a result, FVOCI debt instruments are measured initially at fair value, plus direct and incremental transaction costs. Subsequent to initial recognition, FVOCI debt instruments are remeasured at FVOCI, with the exception that changes in ECL allowances in addition to related foreign exchange gains or losses are recognized in the consolidated statement of income. Cumulative gains and losses previously recognized in OCI are transferred from AOCI to the consolidated statement of income when the debt instrument is sold. Realized gains and losses on sale, determined on an average cost basis, and changes in ECL allowances, are included in Gains (losses) from debt securities measured at FVOCI and amortized cost, net in the consolidated statement of income. Interest income from FVOCI debt instruments is included in Interest income. FVOCI debt instruments include our treasury securities which are managed on a “hold to collect and for sale” basis.

A debt financial instrument is classified as impaired (stage 3) when one or more events that have a detrimental impact on the estimated future cash flows of that financial instrument have occurred after its initial recognition. Evidence of impairment includes indications that the borrower is experiencing significant financial difficulties, or a default or delinquency has occurred.

Equity financial instruments designated at FVOCI

Under IFRS 9, equity financial instruments are measured at FVTPL unless an irrevocable designation is made to measure them at FVOCI. Gains or losses from changes in the fair value of equity instruments designated at FVOCI, including any related foreign exchange gains or losses, are recognized in OCI. In contrast to AFS equity securities under IAS 39, amounts recognized in OCI will not be subsequently recycled to profit or loss, with the exception of dividends. Instead, cumulative gains or losses upon derecognition of the equity instrument will be transferred within equity from AOCI to retained earnings and presented in Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings in the consolidated statement of changes in equity. Financial assets designated as FVOCI include non-trading equity securities, primarily related to our investment in private companies and limited partnerships.

Impairment of financial assets under IAS 39

We classified a loan as impaired when, in our opinion, there was objective evidence of impairment as a result of one or more loss events that occurred after initial recognition of the loans with a negative impact on the estimated future cash flows of a loan or a portfolio of loans.

Objective evidence of impairment included indications that the borrower was experiencing significant financial difficulties, or a default or delinquency had occurred. Generally, loans on which repayment of principal or payment of interest was contractually 90 days in arrears were automatically considered impaired unless they were fully secured and in the process of collection. Notwithstanding management’s assessment of collectability, such loans were considered impaired if payments were 180 days in arrears. Exceptions were as follows:

•

Credit card loans were not classified as impaired and were fully written off at the earlier of the notice of bankruptcy, settlement proposal, enlistment of credit counselling services, or when payments were contractually 180 days in arrears.

•	Loans guaranteed or insured by a Canadian government (federal or provincial) or a Canadian government agency were classified as impaired only when payments were contractually 365 days in arrears.

In certain circumstances, we could modify a loan for economic or legal reasons related to a borrower’s financial difficulties. Once a loan was modified, if management still did not expect full collection of payments under the modified loan terms, the loan was classified as impaired. An impaired loan was measured at its estimated realizable value determined by discounting the expected future cash flows at the loan’s original effective interest rate. When a loan or a group of loans had been classified as impaired, interest income was recognized thereafter using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. For credit card loans, interest was accrued only to the extent that there was an expectation of receipt.

A loan was no longer considered impaired when all past due amounts, including interest, had been recovered, and it was determined that the principal and interest were fully collectable in accordance with the original contractual terms or revised market terms of the loan with all criteria for the impaired classification having been remedied. Once a loan was modified and management expects full collection of payments under the modified loan terms, the loan was not considered impaired. No portion of cash received on an impaired loan was recognized in the consolidated statement of income until the loan returned to unimpaired status.

Loans were written off, either partially or in full, against the related allowance for credit losses when we judged that there was no realistic prospect of future recovery in respect of amounts written off. When loans were secured, this was generally after all collateral had been realized or transferred to CIBC, or in certain circumstances, when the net realizable value of any collateral and other available information suggested that there was no reasonable expectation of further recovery. In subsequent periods, any recoveries of amounts previously written off were credited to the provision for credit losses.

Allowance for credit losses

Under IAS 39, allowance for credit losses consisted of individual and collective components:

Individual allowance

We conducted ongoing credit assessments of the majority of the business and government loan portfolios on an account-by-account basis at each reporting date and we established an allowance for credit losses when there was objective evidence that a loan is impaired.

Collective allowance

Loans were grouped in portfolios of similar credit risk characteristics and impairment was assessed on a collective basis in two circumstances:

(i)	Incurred but not yet identified credit losses – for groups of individually assessed loans for which no objective evidence of impairment had been identified on an individual basis:
•

A collective allowance was provided for losses which we estimated were inherent in the business and government portfolio as at the reporting date, but which had not yet been specifically identified from an individual assessment of the loan.

•

The collective allowance was established with reference to expected loss rates associated with different credit portfolios at different risk levels and the estimated time period for losses that were present but yet to be specifically identified. We also considered estimates of the time periods over which losses that were present would be identified and a provision taken, our view of economic and portfolio trends, and evidence of credit quality improvements or deterioration. The period between a loss occurring and its identification was estimated by management for each identified portfolio. The parameters that affected the collective allowance calculation were updated regularly, based on our experience and that of the market in general.

•

Expected loss rates were based on the risk rating of each credit facility and on the probability of default (PD) factors, as well as estimates of loss given default (LGD) associated with each risk rating. The PD factors reflected our historical loss experience and were supplemented by data derived from defaults in the public debt markets. Historical loss experience was adjusted based on current observable data to reflect the effects of current conditions. LGD estimates were based on our experience over past years.

(ii)	For groups of loans where each loan was not considered to be individually significant:
•

Residential mortgages, credit card loans, personal loans, and certain small business loan portfolios consisted of large numbers of homogeneous balances of relatively small amounts, for which collective allowances were established by reference to historical ratios of write-offs to current accounts and balances in arrears.

•

For residential mortgages, personal loans and certain small business loans, this historical loss experience enabled CIBC to determine appropriate PD and LGD parameters, which were used in the calculation of the collective allowance. For credit card loans, the historical loss experience enabled CIBC to calculate roll-rate models in order to determine an allowance amount driven by flows to write-off.

•

We also considered estimates of the time periods over which losses that were present would be identified and a provision taken, our view of current and ongoing economic and portfolio trends, and evidence of credit quality improvements or deterioration. The parameters that affected the collective allowance calculation were updated regularly, based on our experience and that of the market in general.

Individual and collective allowances were provided for off-balance sheet credit exposures that were not measured at fair value. These allowances were included in Other liabilities.

AFS debt instruments

An AFS debt instrument was identified as impaired when there was objective observable evidence about our inability to collect the contractual principal or interest.

When an AFS debt instrument was determined to be impaired, an impairment loss was recognized by reclassifying the cumulative unrealized losses in AOCI to the consolidated statement of income. Impairment losses previously recognized in the consolidated statement of income were reversed in the consolidated statement of income if the fair value subsequently increases and the increase could be objectively determined to relate to an event occurring after the impairment loss was recognized.

AFS equity instruments

Objective evidence of impairment for an investment in an AFS equity instrument existed if there had been a significant or prolonged decline in the fair value of the investment below its cost, or if there was information about significant adverse changes in the technological, market, economic, or legal environment in which the issuer operates, or if the issuer was experiencing significant financial difficulty.

When an AFS equity instrument was determined to be impaired, an impairment loss was recognized by reclassifying the cumulative unrealized losses in AOCI to the consolidated statement of income. Impairment losses previously recognized in the consolidated statement of income could not be subsequently reversed. Further decreases in fair value subsequent to the recognition of an impairment loss were recognized directly in the consolidated statement of income, and subsequent increases in fair value were recognized in OCI.

Impairment of financial assets under IFRS 9

Under IFRS 9, ECL allowances are recognized on all financial assets that are debt instruments classified either as amortized cost or FVOCI and for all loan commitments and financial guarantees that are not measured at FVTPL. The application of an ECL model represents a significant change from the incurred loss model under IAS 39. ECL allowances represent credit losses that reflect an unbiased and probability-weighted amount which is determined by evaluating a range of possible outcomes, the time value of money and reasonable and supportable information about past events, current conditions and forecasts of future economic conditions. Forward-looking information is explicitly incorporated into the estimation of ECL allowances, which involves significant judgment (see Note 5 for additional details). In contrast, the incurred loss model under IAS 39 incorporated a single best estimate, the time value of money and information about past events and current conditions.

ECL allowances for loans and acceptances are included in allowance for credit losses on the consolidated balance sheet. ECL allowances for FVOCI debt securities are included as a component of the carrying value of the securities, which are measured at fair value. ECL allowances for other financial assets are included in the carrying value of the instrument. ECL allowances for guarantees and loan commitments are included in other liabilities.

ECL allowances are measured at amounts equal to either: (i) 12-month ECL; or (ii) lifetime ECL for those financial instruments which have experienced a significant increase in credit risk since initial recognition or when there is objective evidence of impairment. In contrast, under the incurred loss model lifetime credit losses were recognized when there was objective evidence of impairment and allowances for incurred but not identified credit losses were also recognized.

The calculation of ECL allowances is based on the expected value of three probability-weighted scenarios to measure the expected cash shortfalls, discounted at the effective interest rate. A cash shortfall is the difference between the contractual cash flows that are due and the cash flows that we expect to receive. The key inputs in the measurement of ECL allowances are as follows:

•	The probability of default (PD) is an estimate of the likelihood of default over a given time horizon;
•	The LGD is an estimate of the loss arising in the case where a default occurs at a given time; and
•	The exposure at default (EAD) is an estimate of the exposure at a future default date.

Lifetime ECL is the expected credit losses that result from all possible default events over the expected life of a financial instrument. 12-month ECL is the portion of lifetime expected credit losses that represent the expected credit losses that result from default events on the financial instrument that are possible within the 12 months after the reporting date.

Due to the inclusion of relative credit deterioration criteria and consideration of forward-looking information, lifetime credit losses are generally recognized earlier under IFRS 9.

Stage migration and significant increase in credit risk

As a result of the requirements above, financial instruments subject to ECL allowances are categorized into three stages.

For performing financial instruments:

Stage 1 is comprised of all performing financial instruments which have not experienced a significant increase in credit risk since initial recognition. We recognize 12 months of ECL for stage 1 financial instruments. In assessing whether credit risk has increased significantly, we compare the risk of a default occurring on the financial instrument as at the reporting date, with the risk of a default occurring on the financial instrument as at the date of its initial recognition.

Stage 2 is comprised of all performing financial instruments which have experienced a significant increase in credit risk since initial recognition. We recognize lifetime ECL for stage 2 financial instruments. In subsequent reporting periods, if the credit risk of the financial instrument improves such that there is no longer a significant increase in credit risk since initial recognition, then we revert to recognizing 12 months of ECL as the financial instrument has migrated back to stage 1.

We determine whether a financial instrument has experienced a significant increase in credit risk since its initial recognition on an individual financial instrument basis. Changes in the required ECL allowance, including the impact of financial instruments migrating between stage 1 and stage 2, are recorded in Provision for credit losses in the consolidated statement of income. Significant judgment is also required in the application of significant increase in credit risk (see Note 5 for additional details).

Stage 3 financial instruments are those that we have classified as impaired. We recognize lifetime ECL for all stage 3 financial instruments. We classify a financial instrument as impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial instrument have occurred after its initial recognition. Evidence of impairment includes indications that the borrower is experiencing significant financial difficulties, or a default or delinquency has occurred. Under IFRS 9, all financial instruments on which repayment of principal or payment of interest is contractually 90 days in arrears are automatically considered impaired, except for credit card loans which are classified as impaired and are fully written off when payments are contractually 180 days in arrears or at the earlier of the notice of bankruptcy, settlement proposal, or enlistment of credit counselling services. The determination of impairment was the same under IAS 39, except that under IAS 39: (i) residential mortgages guaranteed or insured by a Canadian government (federal or provincial) or a Canadian government agency were classified as impaired only when payments were contractually 365 days in arrears; and (ii) residential mortgages guaranteed or insured by a private insurer, or loans that were fully secured and in the process of collection were classified as impaired only when payments were contractually 180 days in arrears.

A financial instrument is no longer considered impaired when all past due amounts, including interest, have been recovered, and it is determined that the principal and interest are fully collectable in accordance with the original contractual terms or revised market terms of the financial instrument with all criteria for the impaired classification having been remedied.

Financial instruments are written off, either partially or in full, against the related allowance for credit losses when we judge that there is no realistic prospect of future recovery in respect of those amounts. When financial instruments are secured, this is generally after all collateral has been realized or transferred to CIBC, or in certain circumstances, when the net realizable value of any collateral and other available information suggests that there is no reasonable expectation of further recovery. In subsequent periods, any recoveries of amounts previously written off are credited to the provision for credit losses.

Purchased loans

Both purchased performing and purchased credit-impaired loans are initially measured at their acquisition date fair values. As a result of recording these loans at fair value, no allowance for credit losses is recognized in the purchase equation at the acquisition date under either IAS 39 or IFRS 9. Fair value is determined by estimating the principal and interest cash flows expected to be collected and discounting those cash flows at a market rate of interest. At the acquisition date, we classify a loan as performing where we expect timely collection of all amounts in accordance with the original contractual terms of the loan and as credit-impaired where it is probable that we will not be able to collect all contractually required payments.

For purchased performing loans, the acquisition date fair value adjustment on each loan is amortized to interest income over the expected remaining life of the loan using the effective interest rate method under both IAS 39 and IFRS 9. The remaining unamortized amounts relating to those loans are recorded in income in the period that the loan is repaid. Under IFRS 9, ECL allowances are established in Provision for credit losses in the consolidated statement of income immediately after the acquisition date based on classifying each loan in stage 1, since the acquisition date is established as the initial recognition date of purchased performing loans for the purpose of assessing whether a significant increase in credit risk has occurred. This is comparable to the requirements under IAS 39 where collective allowances were established after the acquisition date as the purchased loan portfolio turned over and to the extent that the credit quality of the acquired portfolio deteriorated. Subsequent to the acquisition date, ECL allowances are estimated in a manner consistent with our significant increase in credit risk and impairment policies that we apply to loans that we originate. Under IAS 39, actual individual allowances for credit losses were recorded as they arose subsequent to the acquisition date in a manner that was consistent with our IAS 39 impairment policy for loans that we originated.

For purchased credit-impaired loans under both IAS 39 and IFRS 9, the acquisition date fair value adjustment on each loan consists of management’s estimate of the shortfall of principal and interest cash flows expected to be collected and the time value of money. The time value of money component of the fair value adjustment is amortized to interest income over the expected remaining life of the loan using the effective interest rate method. Subsequent to the acquisition date, we regularly re-estimate the expected cash flows for purchased credit-impaired loans. Decreases in the expected cash flows will result in an increase in our ECL allowances under IFRS 9, which is consistent with the previous IAS 39 requirements. Increases in the expected cash flows will result in a recovery of the ECL allowance under IFRS 9. Under IAS 39, increases in the expected cash flows resulted in a recovery of provision for credit losses and a reduction in our allowance for credit losses, or if no allowance existed, an increase in interest income. ECL allowances for purchased credit-impaired loans are reported in stage 3.

Originated credit impaired financial assets

The accounting for originated credit impaired financial assets operates in a similar manner to the accounting for purchased credit-impaired loans in that originated credit impaired assets are initially recognized at fair value with no initial expected credit loss allowance as concerns about the collection of future cash flows is instead reflected in the origination date discount. The time value of money component of the discount is amortized to interest income over the expected remaining life of the financial asset using the effective interest rate method. Changes in expectation regarding the contractual cash flows for loans are recognized immediately in provision for credit losses and for securities are recognized in Gains (losses) from debt securities measured at FVOCI and amortized cost, net.

This accounting generally applies to financial assets that result from debt restructuring arrangements in which a previously impaired financial asset is exchanged for a new financial asset that is either recognized at a fair value that represents a deep discount to par or for which there are significant concerns over the ability to collect the contractual cash flows.

Other significant accounting policies related to the accounting for financial instruments following the application of IFRS 9 are as follows:

Determination of fair value

The transition to IFRS 9 did not impact the definition of fair value, which continues to be defined as the price that would be received to sell an asset or paid to transfer a liability between market participants in an orderly transaction in the principal market at the measurement date under current market conditions (i.e., the exit price). Fair value measurements are categorized into three levels within a fair value hierarchy (Level 1, 2 or 3) based upon the market observability of the valuation inputs used in measuring the fair value. See Note 2 for more details about fair value measurement subsequent to initial recognition by type of financial instrument.

Transaction costs

Transaction costs relating to financial instruments mandatorily measured or designated at FVTPL are expensed as incurred under IFRS 9, consistent with the accounting for transaction costs related to trading and FVO instruments under IAS 39. Transaction costs are amortized over the expected life of the instrument using the effective interest rate method for instruments measured at amortized cost under both IFRS 9 and IAS 39, and debt instruments measured at FVOCI under IFRS 9 and as AFS under IAS 39. For equity instruments designated at FVOCI under IFRS 9 and for equity instruments accounted for at AFS under IAS 39, transaction costs are included in the instrument’s carrying value.

Date of recognition of securities

Under IFRS 9, we continue to account for all securities on our consolidated balance sheet using settlement date accounting, consistent with our accounting under IAS 39.

Effective interest rate

Under IFRS 9, interest income and expense for all financial instruments measured at amortized cost and for debt securities measured at FVOCI is recognized in Interest income and Interest expense using the effective interest rate method, which is similar to the requirements under IAS 39 for loans and receivables and AFS debt securities. The effective interest rate is the rate that exactly discounts estimated future cash receipts or payments through the expected life of the financial instrument to the net carrying value of the financial asset or liability upon initial recognition. When calculating the effective interest rate, we estimate future cash flows considering all contractual terms of the financial instrument, but not future credit losses.

Fees relating to loan origination, including commitment, restructuring and renegotiation fees, are considered an integral part of the yield earned on the loan and are accounted for using the effective interest rate method. Fees received for commitments that are not expected to result in a loan are included in Non-interest income over the commitment period. Loan syndication fees are included in Non-interest income on completion of the syndication arrangement, provided that the yield on the portion of the loan we retain is at least equal to the average yield earned by the other lenders involved in the financing; otherwise, an appropriate portion of the fee is deferred as unearned income and amortized to interest income using the effective interest rate method.

Under IFRS 9, interest income is recognized on stage 1 and stage 2 financial assets measured at amortized cost by applying the effective interest rate to the gross carrying amount of the financial instrument. For stage 3 financial instruments, interest income is recognized using the rate of interest used to discount the estimated future cash flows for the purpose of measuring the impairment loss and applied to the net carrying value of the financial instrument, which is similar to the methodology under IAS 39 applied to impaired loans.

Securitizations and derecognition of financial assets

Securitization of our own assets provides us with an additional source of liquidity. As we generally retain substantially all of the risks and rewards of the transferred assets, assets remain on the consolidated balance sheet and funding from these transactions is accounted for as Deposits – secured borrowing transactions.

Under both IAS 39 and IFRS 9, securitizations to non-consolidated structured entities (SEs) are accounted for as sales, with the related assets being derecognized, only where:

•	Our contractual right to receive cash flows from the assets has expired;
•

We transfer our contractual rights to receive the cash flows of the financial asset, and have: (i) transferred substantially all the risks and rewards of ownership, or (ii) neither retained nor transferred substantially all the risks and rewards, but have not retained control; or

•	The transfer meets the criteria of a qualifying pass-through arrangement.

Derecognition of financial liabilities

Under both IFRS 9 and IAS 39, a financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. If an existing financial liability is replaced by another liability from the same lender on substantially different terms, or the terms of the existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying values is recognized in the consolidated statement of income. The repurchase of a debt instrument is considered an extinguishment of that debt instrument even if we intend to resell the instrument in the near term.

Financial guarantees

Financial guarantees are financial contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due in accordance with the original or modified terms of a debt instrument.

Under both IAS 39 and IFRS 9, financial guarantee contracts issued by CIBC that are not classified as insurance contracts are initially recognized as a liability at fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantees, which is generally the premium received or receivable on the date the guarantee was given. Subsequently, financial guarantee liabilities are measured at the higher of the initial fair value, less cumulative amortization, and the applicable allowance. Under IFRS 9 the allowance is calculated using the ECL methodology, while under IAS 39 the allowance, if any, represented the present value of any expected payment when a payment under the guarantee had become probable. A financial guarantee that qualifies as a derivative is remeasured at fair value as at each reporting date and reported as Derivative instruments in assets or liabilities, as appropriate.

Mortgage commitments

Mortgage interest rate commitments are extended to our retail clients in contemplation of borrowing to finance the purchase of homes under mortgages to be funded by CIBC in the future. These commitments are usually for periods of up to 120 days and generally entitle the borrower to receive funding at the lower of the interest rate at the time of the commitment and the rate applicable at the funding date. We use financial instruments, such as interest rate derivatives, to economically hedge our exposure to an increase in interest rates. Based on our estimate of the commitments expected to be exercised, a financial liability would be recognized on our consolidated balance sheet, to which we apply the FVO. We also carry the associated economic hedges at fair value on the consolidated balance sheet. Changes in the fair value of the FVO commitment liability and the associated economic hedges are included in gains (losses) from financial instruments measured/designated at FVTPL, net under IFRS 9 and FVO gains (losses), net under IAS 39. In addition, since the fair value of the commitments is priced into the mortgage, the difference between the mortgage amount and its fair value at funding is recognized in the consolidated statement of income to offset the carrying value of the mortgage commitment that is released upon its expiry.

Offsetting of financial assets and financial liabilities

Financial assets and financial liabilities are offset, and the amount presented net, when we have a legally enforceable right to set off the recognized amounts and intend to settle on a net basis or to realize the asset and settle the liability simultaneously.

Acceptances and customers’ liability under acceptances

Acceptances constitute a liability of CIBC on negotiable instruments issued to third parties by our customers. We earn a fee for guaranteeing and then making the payment to the third parties. The amounts owed to us by our customers in respect of these guaranteed amounts are reflected in assets as Customers’ liability under acceptances.

Securities purchased under resale agreements and obligations related to securities sold under repurchase agreements

Securities purchased under resale agreements are treated as collateralized lending transactions as they represent the purchase of securities affected with a simultaneous agreement to sell them back at a future date at a fixed price, which is generally near term. These transactions are classified and measured at amortized cost under IFRS 9, as they meet the SPPI criteria and are managed under a hold to collect business model. Under IAS 39, they were also generally accounted for at amortized cost unless they were designated under the FVO. Under IFRS 9, an ECL is applied to these instruments, while under IAS 39 an allowance was only provided to the extent there was an impairment. Under both IFRS 9 and IAS 39 interest income is accrued using the effective interest rate method and is included in Interest income – Securities borrowed or purchased under resale agreements in the consolidated statement of income.

Similarly, securities sold under agreements to repurchase are treated as collateralized borrowing transactions with interest expense accrued using the effective interest rate method and are included in Interest expense – Securities lent or sold under repurchase agreements in the consolidated statement of income.

Cash collateral on securities borrowed and securities lent

The right to receive back cash collateral paid and the obligation to return cash collateral received on borrowing and lending of securities, which is generally near term, is recognized as cash collateral on securities borrowed and securities lent, respectively. These transactions are classified and measured at amortized cost as they meet the SPPI criteria and are managed under a hold to collect business model. Under IFRS 9, an ECL is applied to these instruments, while under IAS 39 an allowance was only provided to the extent there was an impairment. Interest income on cash collateral paid and interest expense on cash collateral received together with the security borrowing fees and security lending income are included in Interest income – Securities borrowed or purchased under resale agreements and Interest expense – Securities lent or sold under repurchase agreements, respectively. For securities borrowing and lending transactions where securities are pledged or received as collateral, securities pledged by CIBC remain on the consolidated balance sheet and securities received by CIBC are not recognized on the consolidated balance sheet.

Derivatives

We use derivative instruments for both asset/liability management (ALM) and trading purposes. The derivatives used for ALM purposes allow us to manage financial risks, such as movements in interest and foreign exchange rates, while our derivative trading activities are primarily driven by client trading activities. We may also take proprietary trading positions with the objective of earning income.

Under both IAS 39 and IFRS 9, all derivative instruments are recognized initially, and are measured subsequently, at fair value and are reported as assets where they have a positive fair value and as liabilities where they have a negative fair value, in both cases as derivative instruments. Any realized and unrealized gains or losses on derivatives used for trading purposes were recognized immediately in Trading income (loss) under IAS 39 and are recognized in Gains (losses) from financial instruments measured/designated at FVTPL, net under IFRS 9. The accounting for derivatives used for ALM purposes depends on whether they qualify for hedge accounting as discussed below.

Fair values of exchange-traded derivatives are based on quoted market prices. Fair values of over-the-counter (OTC) derivatives, including OTC derivatives that are centrally cleared, are obtained using valuation techniques, including discounted cash flow models and option pricing models. See Note 12 for further information on the valuation of derivatives.

Derivatives used for ALM purposes that qualify for hedge accounting

As permitted under IFRS 9, we have elected to continue to apply the hedge accounting requirements of IAS 39. However, we have adopted the new hedge accounting disclosure requirements under the amendments to IFRS 7 “Financial Instruments: Disclosures”. Details of the additional disclosures are provided in Note 13.

We apply hedge accounting for derivatives held for ALM purposes that meet specified criteria. There are three types of hedges: fair value, cash flow and hedges of net investments in foreign operations (NIFOs). When hedge accounting is not applied, the change in the fair value of the derivative is recognized in the consolidated statement of income (see “Derivatives used for ALM purposes that are not designated for hedge accounting” below).

In order for derivatives to qualify for hedge accounting, the hedge relationship must be designated and formally documented at its inception in accordance with IAS 39. The particular risk management objective and strategy, the specific asset, liability or cash flow being hedged, as well as how hedge effectiveness is assessed, are documented. Hedge effectiveness requires a high correlation of changes in fair values or cash flows between the hedged and hedging items.

We assess the effectiveness of derivatives in hedging relationships, both at inception and on an ongoing basis. Ineffectiveness results to the extent that the change in the fair value of the hedging derivative differs from the change in the fair value of the hedged risk in the hedged item; or the cumulative change in the fair value of the hedging derivative exceeds the cumulative change in the fair value of expected future cash flows of the hedged item. The amount of ineffectiveness of hedging instruments is recognized immediately in the consolidated statement of income.

Fair value hedges

We designate fair value hedges primarily as part of interest rate risk management strategies that use derivatives to hedge changes in the fair value of financial instruments with fixed interest rates. Changes in fair value attributed to the hedged interest rate risk are accounted for as basis adjustments to the hedged financial instruments and are included in Net interest income. Changes in fair value from the hedging derivatives are also included in Net interest income. Any differences between the two represent hedge ineffectiveness that is included in Net interest income.

Similarly, for hedges of foreign exchange risk, changes in the fair value from the hedging derivatives and non-derivatives are included in FXOTT. Changes in the fair value of the hedged item from the hedged foreign exchange risk are accounted for as basis adjustments and are also included in FXOTT. Any difference between the two represents hedge ineffectiveness.

If the hedging instrument expires or is sold, terminated or exercised, or where the hedge no longer meets the criteria for hedge accounting, the hedge relationship is terminated and the basis adjustment applied to the hedged item is amortized over the remaining term of the hedged item. If the hedged item is derecognized, the unamortized basis adjustment is recognized immediately in the consolidated statement of income.

Cash flow hedges

We designate cash flow hedges as part of interest rate risk management strategies that use derivatives to mitigate our risk from variable cash flows by effectively converting certain variable-rate financial instruments to fixed-rate financial instruments, and as part of foreign exchange rate risk management strategies to hedge forecasted foreign currency denominated cash flows. We also designate cash flow hedges to hedge changes in CIBC’s share price in respect of certain cash-settled share-based payment awards.

The effective portion of the change in fair value of the derivative instrument is recognized in OCI until the variability in cash flows being hedged is recognized in the consolidated statement of income in future accounting periods, at which time an appropriate portion of the amount that was in AOCI is reclassified into the consolidated statement of income. The ineffective portion of the change in fair value of the hedging derivative is included in Net interest income, FXOTT, or Non-interest expenses immediately as it arises.

If the hedging instrument expires or is sold, terminated or exercised, or where the hedge no longer meets the criteria for hedge accounting, the hedge relationship is terminated. Upon termination of the hedge relationship, any remaining amount in AOCI remains therein until it is recognized in the consolidated statement of income when the variability in cash flows hedged or the hedged forecast transaction is ultimately recognized in the consolidated statement of income. When the forecasted transaction is no longer expected to occur, the related cumulative gain or loss in AOCI is recognized immediately in the consolidated statement of income.

Hedges of NIFOs with a functional currency other than the Canadian dollar

We may designate NIFO hedges to mitigate the foreign exchange risk on our NIFOs with a functional currency other than the Canadian dollar.

These hedges are accounted for in a similar manner to cash flow hedges. The change in fair value of the hedging instrument relating to the effective portion is recognized in OCI. The change in fair value of the hedging instrument attributable to the forward points and relating to the ineffective portion are recognized immediately in FXOTT. Gains and losses in AOCI are reclassified to the consolidated statement of income upon the disposal or partial disposal of the investment in the foreign operation, as explained in the “Foreign currency translation” policy above.

Derivatives used for ALM purposes that are not designated for hedge accounting

The change in fair value of the derivatives not designated as accounting hedges but used to economically hedge FVO assets or liabilities was included in FVO gains (losses), net under IAS 39 and Gains (losses) from financial instruments measured/designated at FVTPL, net under IFRS 9. The change in fair value of other derivatives not designated as accounting hedges but used for other economic hedging purposes is included in FXOTT, Non-interest income, or in the case of economic hedges of cash-settled share-based payment obligations, in compensation expense, as appropriate.

Embedded derivatives

Under both IAS 39 and IFRS 9, derivatives embedded in financial liabilities are accounted for as separate derivatives when their economic characteristics and risks are not closely related to those of the host instrument and the terms of the embedded derivative represent those of a freestanding derivative in situations where the combined instrument is not classified as FVTPL or designated as FVTPL using the FVO. These embedded derivatives, which are classified together with the host instrument on the consolidated balance sheet, are measured at fair value, with changes therein included in the consolidated statement of income. The residual amount of the host liability is accreted to its maturity value through Interest income and Interest expense, respectively, using the effective interest rate method.

Gains at inception on derivatives embedded in financial instruments bifurcated for accounting purposes are not recognized at inception; instead they are recognized over the life of the residual host instrument. Where an embedded derivative is separable from the host instrument but the fair value, as at the acquisition or reporting date, cannot be reliably measured separately or is otherwise not bifurcated, the entire combined contract is measured at FVTPL.

Under IFRS 9, embedded derivatives are no longer bifurcated from financial assets as was the case under IAS 39. Instead the financial asset is classified in its entirety into the appropriate classification at initial recognition through an assessment of the contractual cash flow characteristics of the asset and the business model under which it is managed.

Accumulated other comprehensive income

AOCI is included on the consolidated balance sheet as a separate component of total equity, net of income tax. It includes net unrealized gains and losses on FVOCI debt and equity securities under IFRS 9 (AFS under IAS 39), the effective portion of gains and losses on derivative instruments designated within effective cash flow hedges, unrealized foreign currency translation gains and losses on foreign operations with a functional currency other than the Canadian dollar net of gains or losses on related hedges, net gains (losses) related to fair value changes of FVO liabilities attributable to changes in own credit risk, and net gains (losses) on post-employment defined benefit plans.

Treasury shares

Where we repurchase our own equity instruments, these instruments are treated as treasury shares and are deducted from equity at their cost with any gain or loss recognized in Contributed surplus or Retained earnings as appropriate. No gain or loss is recognized in the consolidated statement of income on the purchase, sale, issue or cancellation of our own equity instruments. Any difference between the carrying value and the consideration, if reissued, is also included in Contributed surplus.

Liabilities and equity

We classify financial instruments as a liability or equity based on the substance of the contractual arrangement. An instrument is classified as a liability if it is a contractual obligation to deliver cash or another financial asset, or to exchange financial assets or financial liabilities at potentially unfavourable terms. A contract is also classified as a liability if it is a non-derivative and could obligate us to deliver a variable number of our own shares or it is a derivative other than one that can be settled by the delivery of a fixed amount of cash or another financial asset for a fixed number of our own equity instruments. An instrument is classified as equity if it evidences a residual interest in our assets after deducting all liabilities. The components of a compound financial instrument are classified and accounted for separately as assets, liabilities, or equity as appropriate. Incremental costs directly attributable to the issuance of equity instruments are shown in equity, net of income tax.

Land, buildings and equipment

Land is recognized initially at cost and is subsequently measured at cost less any accumulated impairment losses. Buildings, furniture, equipment and leasehold improvements are recognized initially at cost and are subsequently measured at cost less accumulated amortization and any accumulated impairment losses.

Depreciation commences when the assets are available for use and is recognized on a straight-line basis to depreciate the cost of these assets to their estimated residual value over their estimated useful lives. The estimated useful lives are as follows:

•	Buildings – 40 years
•	Computer equipment – 3 to 7 years
•	Office furniture and other equipment – 4 to 15 years
•	Leasehold improvements – over the estimated useful life

Depreciation methods, useful lives and residual values are reviewed at each annual reporting date and are adjusted if appropriate.

Gains and losses on disposal are included in Non-interest income – Other.

We consider a portion of land and a building underlying a finance lease arrangement as investment property since we sub-lease this portion to third parties. Our investment property is recognized initially at cost and is subsequently measured at cost less accumulated amortization and any accumulated impairment losses. Our investment property is depreciated on a straight-line basis over its estimated useful life, being the term of the lease.

Rental income is included in Non-interest income – Other.

Goodwill, software and other intangible assets

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets, liabilities and contingent liabilities acquired in business combinations. Identifiable intangible assets are recognized separately from goodwill when they are separable or arise from contractual or other legal rights, and have fair values that can be reliably measured.

Goodwill is not amortized, but is subject to impairment review at least annually or more frequently if there are indicators that the goodwill may be impaired. Refer to the “Impairment of non-financial assets” policy below.

Intangible assets represent software and customer relationships, core deposit intangibles, investment management contracts, and brand names recognized as part of past acquisitions. Intangible assets with definite useful lives are measured at cost less accumulated amortization and accumulated impairment losses. Each intangible asset is assessed for legal, regulatory, contractual, competitive or other factors to determine if the useful life is definite. Intangible assets with definite useful lives are amortized over their estimated useful lives, which are as follows:

•	Software – 5 to 10 years
•	Contract-based intangibles – 8 to 15 years
•	Core deposit and customer relationship intangibles – 3 to 16 years

Intangible assets with indefinite useful lives are measured at cost less any accumulated impairment losses. Indefinite life intangible assets are tested for impairment at least annually and whenever there is an indication that the asset may be impaired. Refer to the “Impairment of non-financial assets” policy below.

Impairment of non-financial assets

The carrying values of non-financial assets with definite useful lives, including buildings and equipment, investment property, and intangible assets with definite useful lives are reviewed to determine whether there is any indication of impairment. Goodwill and intangible assets with indefinite useful lives are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired. If any such indication of impairment exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any.

For the purpose of reviewing non-financial assets with definite useful lives for impairment, asset groups are reviewed at their lowest level for which identifiable cash inflows are largely independent of cash inflows of other assets or groups of assets. This grouping is referred to as a cash-generating unit (CGU).

Corporate assets do not generate separate cash inflows. Corporate assets are tested for impairment at the minimum collection of CGUs to which the corporate asset can be allocated reasonably and consistently.

The recoverable amount is the greater of fair value less costs to sell and value in use. Value in use is the present value of the future cash flows expected to be derived from the asset or CGU. When the carrying value exceeds its recoverable amount, an impairment loss equal to the difference between the two amounts is recognized in the consolidated statement of income. If an impairment subsequently reverses, the carrying value of the asset is increased to the extent that the carrying value of the underlying assets does not exceed the carrying value that would have been determined, net of depreciation or amortization, if no impairment had been recognized. Any impairment reversal is recognized in the consolidated statement of income in the period in which it occurs.

Goodwill is assessed for impairment based on the group of CGUs expected to benefit from the synergies of the business combination, and the lowest level at which management monitors the goodwill. Any potential goodwill impairment is identified by comparing the recoverable amount of the CGU grouping to which the goodwill is allocated to its carrying value including the allocated goodwill. If the recoverable amount is less than its carrying value, an impairment loss is recognized in the consolidated statement of income in the period in which it occurs. Impairment losses on goodwill are not subsequently reversed if conditions change.

Income taxes

Income tax comprises current tax and deferred tax. Income tax is recognized in the consolidated statement of income, except to the extent that it relates to items recognized in OCI or directly in equity, in which case it is recognized accordingly.

Current tax is the tax expected to be payable on the taxable profit for the year, calculated using tax rates enacted or substantively enacted as at the reporting date, and any adjustment to tax payable in respect of previous years. Current tax assets and liabilities are offset when CIBC intends to settle on a net basis and the legal right to offset exists.

Deferred tax is recognized on temporary differences between the carrying value of assets and liabilities on the consolidated balance sheet and the corresponding amounts attributed to such assets and liabilities for tax purposes. Deferred tax liabilities are generally recognized for all taxable temporary differences unless the temporary differences relate to our NIFOs and will not reverse in the foreseeable future. Deferred tax assets, other than those arising from our NIFOs, are recognized to the extent that it is probable that future taxable profits will be available against which deductible temporary differences can be utilized. Deferred tax assets arising from our NIFOs are recognized for deductible temporary differences which are expected to reverse in the foreseeable future to the extent that it is probable that future taxable profits will be available against which these deductible temporary differences can be utilized. Deferred tax is not recognized for temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable income, or for taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted as at the reporting date.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and they relate to income taxes levied by the same tax authority on the same taxable entity or tax reporting group.

Pension and other post-employment benefits

We are the sponsor of a number of employee benefit plans. These plans include both defined benefit and defined contribution pension plans, and various other post-employment benefit plans including post-retirement medical and dental benefits.

Defined benefit plans

The cost of pensions and other post-employment benefits earned by employees is actuarially determined separately for each plan using the projected unit credit method and our best estimate of salary escalation, retirement ages of employees, mortality and expected health-care costs. This represents CIBC’s defined benefit obligation, which is measured as at the reporting date. The discount rate used to measure the defined benefit obligation is based on the yield of a portfolio of high-quality corporate bonds denominated in the same currency in which the benefits are expected to be paid and with terms to maturity that, on average, match the terms of the defined benefit obligation.

Plan assets are measured at fair value as at the reporting date.

The net defined benefit asset (liability) represents the present value of the defined benefit obligation less the fair value of plan assets. The net defined benefit asset (liability) is included in Other assets and Other liabilities, respectively.

Current service cost reflects the cost of providing post-employment benefits earned by employees in the current period. Current service cost is calculated as the present value of the benefits attributed to the current year of service and is recognized in the consolidated statement of income. The current service cost is calculated using a separate discount rate to reflect the longer duration of future benefit payments associated with the additional year of service to be earned by the plan’s active participants.

Past service costs arising from plan amendments or curtailments are recognized in net income in the period in which they arise.

Net interest income or expense comprises interest income on plan assets and interest expense on the defined benefit obligation. Interest income is calculated by applying the discount rate to the plan assets, and interest expense is calculated by applying the discount rate to the defined benefit obligation. Net interest income or expense is recognized in the consolidated statement of income.

Actuarial gains and losses represent changes in the present value of the defined benefit obligation which result from changes in actuarial assumptions and differences between previous actuarial assumptions and actual experience, and from differences between the actual return on plan assets and assumed interest income on plan assets. Net actuarial gains and losses are recognized in OCI in the period in which they arise and are not subject to subsequent reclassification to net income. Cumulative net actuarial gains and losses are included in AOCI.

When the calculation results in a net defined benefit asset, the recognized asset is limited to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan (the asset ceiling). For plans where we do not have an unconditional right to a refund of surplus, we determine the asset ceiling by reference to future economic benefits available in the form of reductions in future contributions to the plan, in which case the present value of economic benefits is calculated giving consideration to minimum funding requirements for future service that apply to the plan. Where a reduction in future contributions to the plan is not currently realizable at the reporting date, we estimate whether we will have the ability to reduce contributions for future service at some point during the life of the plan by taking into account, among other things, expected future returns on plan assets. If it is anticipated that we will not be able to recover the value of the net defined benefit asset, after considering minimum funding requirements for future service, the net defined benefit asset is reduced to the amount of the asset ceiling.

When the payment in the future of minimum funding requirements related to past service would result in a net defined benefit surplus, or an increase in a net defined benefit surplus, the minimum funding requirements are recognized as a liability to the extent that the surplus would not be fully available as a refund or a reduction in future contributions. Any funded status surplus is limited to the present value of future economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan.

Defined contribution plans

Costs for defined contribution plans are recognized during the year in which the service is provided.

Other long-term employee benefits

CIBC sponsors a closed long-term disability plan that is classified as a long-term defined benefit arrangement. As the amount of the long-term disability benefit does not depend on the length of service, the obligation is recognized when an event occurs that gives rise to an obligation to make payments. CIBC also offers other medical and dental benefits to employees while on long-term disability.

The amount of other long-term employee benefits is actuarially calculated using the projected unit credit method. Under this method, the benefit is discounted to determine its present value. The methodology used to determine the discount rate used to value the long-term employee benefit obligation is consistent with that for pension and other post-employment benefit plans. Actuarial gains and losses and past service costs are recognized in the consolidated statement of income in the period in which they arise.

Share-based payments

We provide compensation to certain employees and directors in the form of share-based awards.

Compensation expense for share-based awards is recognized from the service commencement date to the earlier of the contractual vesting date or the employee’s retirement eligible date. For grants regularly awarded in the annual incentive compensation cycle (annual incentive grant), the service commencement date is considered to be the start of the fiscal year that precedes the fiscal year in which the grant is made. The service commencement date in respect of special awards granted outside of the annual cycle is the grant date. The amount of compensation expense recognized is based on management’s best estimate of the number of share-based awards expected to vest, including estimates of expected forfeitures, which are revised periodically as appropriate. For the annual incentive grant, compensation expense is recognized from the service commencement date based on the estimated fair value of the forthcoming grant with the estimated fair value adjusted to the actual fair value at the grant date.

Under the Restricted Share Award (RSA) plans, where grants are settled in the cash equivalent of common shares, changes in the obligation which arise from fluctuations in the market price of common shares, net of related hedges, are recognized in the consolidated statement of income as compensation expense in proportion to the award recognized. Under the Restricted Stock plan, where restricted stock is granted and settled in common shares, compensation expense is based on the grant date fair value. Compensation expense results in a corresponding increase to contributed surplus. When the restricted stock vests and is released from restriction, the amount recognized in Contributed surplus is credited to common share capital.

Under the Performance Share Unit (PSU) plan, where grants are settled in the cash equivalent of common shares, changes in the obligation which arise from fluctuations in the market price of common shares, and revised estimates of the performance factor, net of related hedges, are recognized in the consolidated statement of income as compensation expense in proportion to the award recognized. The performance factor ranges from 75% to 125% of the initial number of units awarded based on CIBC’s performance relative to the other major Canadian banks.

Compensation expense in respect of the Employee Stock Option Plan (ESOP) is based on the grant date fair value. Where the service commencement date precedes the grant date, compensation expense is recognized from the service commencement date based on the estimated fair value of the award at the grant date, with the estimated fair value adjusted to the actual fair value at the grant date. Compensation expense results in a corresponding increase to contributed surplus. If the ESOP award is exercised, the proceeds we receive, together with the amount recognized in Contributed surplus, are credited to common share capital. If the ESOP award expires unexercised, the compensation expense remains in Contributed surplus.

As part of our acquisition of Wellington Financial Fund V LP (Wellington Financial) in the first quarter of 2018, equity-settled awards in the form of exchangeable shares with specific service and non-market performance vesting conditions were issued to selected employees. Compensation expense in respect of the exchangeable shares is based on the grant date fair value, adjusted for changes in the estimated impact of the non-market performance conditions.

Compensation in the form of Deferred Share Units (DSUs) issued pursuant to the Deferred Share Unit Plan, the Deferred Compensation Plan (DCP), and the Directors’ Plan, entitle the holder to receive the cash equivalent of a CIBC common share. At the time DSUs are granted, the related expense in respect of the cash compensation that an employee or director would otherwise receive would have been fully recognized. Changes in the obligations which arise from fluctuations in the market price of common shares, net of related hedges, are recognized in the consolidated statement of income as compensation expense for employee DSUs and as Non-interest expense – Other for Directors’ DSUs.

Our contributions under the Employee Share Purchase Plan (ESPP) are expensed as incurred.

The impact due to changes in common share price in respect of cash-settled share-based compensation under the RSA and PSU plans is hedged through the use of derivatives. We designate these derivatives within cash flow hedge accounting relationships. The effective portion of the change in fair value of these derivatives is recognized in OCI and is reclassified into compensation expense, within the consolidated statement of income, over the period that the hedged awards impact the consolidated statement of income. The ineffective portion of the change in fair value of the hedging derivatives is recognized in the consolidated statement of income immediately as it arises.

Provisions and contingent liabilities

Provisions are liabilities of uncertain timing or amount. A provision is recognized when we have a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The provision is recognized as the best estimate of the amount required to settle the obligation at the reporting date, taking into account the risk and uncertainties related to the obligation. Where material, provisions are discounted to reflect the time value of money and the increase in the obligation due to the passage of time is presented as Interest expense in the consolidated statement of income.

Contingent liabilities are possible obligations that arise from past events whose existence will be confirmed only by the occurrence, or non-occurrence, of one or more uncertain future events not wholly within the control of CIBC, or are present obligations that have arisen from past events but are not recognized because it is not probable that settlement will require the outflow of economic benefits.

Provisions and contingent liabilities are disclosed in the consolidated financial statements.

Fee and commission income

The recognition of fee and commission income is determined by the purpose of the fee or commission and the basis of accounting for any associated financial instrument. Income earned on completion of a significant act is recognized when the act is completed. Income earned from the provision of services is recognized as revenue as the services are provided. Income which forms an integral part of the effective interest rate of a financial instrument is recognized as an adjustment to the effective interest rate.

Underwriting and advisory fees, and commissions on securities transactions are recognized as revenue over the period that the related services are provided or at the time the related services are completed.

Deposit and payment fees and insurance fees consist of monthly and annual fees that are recognized over the period that the related services are provided, and transactional fees that are recognized at the time the related services are provided.

Card fees primarily include interchange income, overlimit fees, cash advance fees, and annual fees. Card fees are recognized as billed, except for annual fees, which are recognized over the 12-month period to which they relate, and the portion of interchange income related to loyalty points, which is recognized when the loyalty points are redeemed.

Investment management fees are primarily based on the respective value of the assets under management (AUM) or assets under administration (AUA) and are recognized over the period that the related services are provided. Investment management fees relating to our asset management and private wealth management business are generally calculated based on point-in-time AUM balances, whereas investment management fees relating to our retail brokerage business are generally calculated based on point-in-time AUA balances. Custodial fees are recognized as revenue over the applicable service period, which is generally the contract term.

Mutual fund fees are recognized over the period that the mutual funds are managed and are based upon the daily net asset values of the respective mutual funds.

Earnings per share

We present basic and diluted EPS for our common shares.

Basic EPS is computed by dividing net income for the period attributable to CIBC common shareholders by the weighted-average number of common shares outstanding during the period.

Diluted EPS is computed by dividing net income for the period attributable to CIBC common shareholders by the weighted-average number of diluted common shares outstanding for the period. Diluted common shares reflect the potential dilutive effect of contingently issuable shares and the exercise of stock options based on the treasury stock method. The number of contingently issuable shares included in diluted EPS is based on the number of shares that would be issuable if the end of the reporting period were the end of the contingency period. For stock options, the treasury stock method determines the number of incremental common shares by assuming that outstanding stock options, whose exercise price is less than the average market price of common shares during the period, are exercised and then reduced by the number of common shares assumed to be repurchased with the exercise proceeds from the assumed exercise of the options. When there is a loss attributable to CIBC common shareholders, diluted EPS equals basic EPS. The number of contingently issuable shares included in diluted EPS is based on the number of shares that would be issuable if the end of the reporting period were the end of the contingency period.

Transition impact from adoption of IFRS 9

As indicated above, CIBC adopted IFRS 9 in place of IAS 39 as of November 1, 2017. As permitted, we did not restate our prior period comparative consolidated financial statements, which are reported under IAS 39 and are therefore not comparable to the information presented for 2018. Differences in the carrying amounts of financial instruments that resulted from the adoption of IFRS 9, other than from the voluntary adoption of the “own credit” provisions, have been recognized in our opening November 1, 2017 retained earnings and AOCI as if we had always followed the requirements of IFRS 9. The following table reconciles the carrying amounts under IAS 39 to the carrying amounts under IFRS 9, and the impact, net of tax, on shareholders’ equity and total equity due to the transition to IFRS 9 on November 1, 2017:

$ millions	IAS 39 carrying amount as at Oct. 31, 2017		Reclassification		Remeasurements		IFRS 9 carrying amount as at Nov. 1, 2017
ASSETS
Cash and non-interest-bearing deposits with banks	$3,440		$–		$–		$3,440
Interest-bearing deposits with banks	10,712		–		–		10,712
Securities
Trading and FVO securities
Opening balance	50,827
To securities mandatorily measured and designated at FVTPL			(50,827	) (1)
Closing balance							–
AFS and HTM securities
Opening balance	42,592
To debt securities measured at FVOCI			(32,945	) (2)
To equity securities designated at FVOCI			(459	) (3)
To securities mandatorily measured at FVTPL			(1,092	) (4)
To securities measured at amortized cost			(8,096	) (5)
Closing balance							–
Securities mandatorily measured and designated at FVTPL
Opening balance	–
From AFS securities			1,092	(4)
From trading and FVO securities			50,827	(1)
From loans			12	(4)
Closing balance							51,931
Debt securities measured at FVOCI
Opening balance	–
From AFS securities			32,945	(2)
Closing balance							32,945
Equity securities designated at FVOCI
Opening balance	–
From AFS securities			459	(3)
Closing balance							459
Securities measured at amortized cost
Opening balance	–
From AFS and HTM securities			8,110	(5)
Closing balance							8,110
	93,419		26		–		93,445
Cash collateral on securities borrowed	5,035		–		–		5,035
Securities purchased under resale agreements	40,383	(6)	–		–		40,383
Loans
Loans, net of allowance for credit losses	356,734		(375	) (4)	(138	) (7)	356,221
Loans mandatorily measured at FVTPL	–		363	(4)	–		363
	356,734		(12)		(138)		356,584
Other	55,541		2		25		55,568
Total assets	$565,264		$16		$(113)		$565,167
LIABILITIES AND EQUITY
Deposits (8)	$439,706		$–		$–		$439,706
Cash collateral on securities lent	2,024		–		–		2,024
Obligations related to securities sold under repurchase agreements	27,971		–		–		27,971
Subordinated indebtedness	3,209		–		–		3,209
Obligations related to securities sold short	13,713		–		–		13,713
Other	47,404		–		(6)		47,398
Total liabilities	534,027		–		(6)		534,021
Equity
Preferred shares	1,797		–		–		1,797
Common shares	12,548		–		–		12,548
Contributed surplus	137		–		–		137
Retained earnings	16,101		4		(148)		15,957
Accumulated other comprehensive income
Opening balance	452
Reclassification of AFS debt securities to securities measured at amortized cost			16
Reclassification of AFS equity securities to securities mandatorily measured at FVTPL			(4)
Recognition of ECL under IFRS 9 on debt securities measured at FVOCI					45
Closing balance							509
Total shareholders’ equity	31,035		16		(103)		30,948
Non-controlling interests	202		–		(4)		198
Total equity	31,237		16		(107)		31,146
	$565,264		$16		$(113)		$565,167

(1)	In our structured credit run-off portfolio, certain securities have been reclassified from FVO to securities mandatorily measured at FVTPL.
(2)

Certain AFS debt securities have been reclassified to debt securities measured at FVOCI as the securities met the “solely payment of principal and interest” criteria under IFRS 9 and are managed under a “hold to collect and to sell” business model.

(3)	Certain securities have been reclassified from AFS to equity securities designated at FVOCI.
(4)	Certain asset-backed securities and asset-backed loans have been reclassified from either AFS or loans to securities or loans mandatorily measured at FVTPL.
(5)

Certain debt securities have been reclassified from AFS to securities measured at amortized cost as they met the “solely payment of principal and interest” criteria under IFRS 9 and are held within a business model whose objective is to hold assets to collect the contractual cash flows. The fair value of these securities that were still held at October 31, 2018 was $3,970 million. The change in fair value of these securities that would have been recognized in OCI during the year was a loss of $35 million had these securities continued to be measured at fair value through OCI. In addition, certain HTM securities that are managed under a “hold to collect” business model were reclassified to securities measured at amortized cost.

(6)	Includes $1,450 million of certain securities purchased under resale agreements that are measured at FVTPL using the FVO under IAS 39 and as mandatorily measured at FVTPL under IFRS 9.
(7)	Comprises measurement adjustments of $69 million related to ECL and $69 million related to the application of the effective interest rate method recognized upon transition to IFRS 9.
(8)	Includes FVO deposits of $5,947 million under both IAS 39 and IFRS 9.

The most significant impact was in respect of the transition from an incurred loss model under IAS 39 to an expected credit loss model under IFRS 9 for the determination of allowances for credit losses. For our business and government portfolios, the individually assessed allowances for impaired instruments recognized under IAS 39 have generally been replaced by stage 3 allowances under IFRS 9, while the collective allowances for performing financial instruments have generally been replaced by either stage 1 or stage 2 allowances under IFRS 9. For our retail portfolios, the portion of our collective allowances that relate to impaired financial instruments under IAS 39 have generally been replaced by stage 3 allowances under IFRS 9, while the performing portion of our collective allowances have generally been replaced by either stage 1 or stage 2 allowances under IFRS 9.

The following table reconciles the closing allowance for credit losses in accordance with IAS 39 as at October 31, 2017, to the opening ECL allowance determined in accordance with IFRS 9 as at November 1, 2017:

$ millions, as at		October 31, 2017					November 1, 2017
	IAS 39				IFRS 9
	Individual allowance	Collective allowance	Total	Remeasurements	Stage 1	Stage 2	Stage 3	Total (1)
Loans
Residential mortgages	$2	$201	$203	$19	$28	$43	$151	$222
Personal	7	488	495	(19)	164	202	110	476
Credit card	–	386	386	128	101	413	–	514
Business and government	183	470	653	(65)	234	150	204	588
	$192	$1,545	$1,737	$63	$527	$808	$465	$1,800
Comprises:
Loans	$192	$1,426	$1,618	$69	$474	$748	$465	$1,687
Undrawn credit facilities and other off-balance sheet exposures (2)	–	119	119	(6)	53	60	–	113
Securities
Debt securities measured at FVOCI (3)	n/a	n/a	n/a	$49	$14	$35	$–	$49
(1)	In addition, ECL allowances for other financial assets classified as amortized cost were immaterial as at November 1, 2017.
(2)	Included in other liabilities on the consolidated balance sheet.
(3)	The ECL allowances for debt securities measured at FVOCI are recognized in AOCI and do not affect the carrying value on our consolidated balance sheet, as these securities are measured at fair value.
n/a	Not applicable under IAS 39.